Summary of Fair Value of Company's Plan Assets (Detail) - Fair Value, Inputs, Level 2 - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair value of plan assets	$ 343.4	$ 361.8
U.S. Equity | Large Cap
Fair value of plan assets	88.1	90.9
U.S. Equity | Mid Cap
Fair value of plan assets	10.1	10.7
U.S. Equity | Small Cap
Fair value of plan assets	10.3	10.7
Non-U.S. Equity
Fair value of plan assets	41.0	42.2
U.S. Bonds | Aggregate
Fair value of plan assets	103.7	115.9
Non-U.S. Bonds | Aggregate
Fair value of plan assets	5.9	5.7
Non-U.S. Bonds | Corporate
Fair value of plan assets	60.9	62.6
Insurance Contracts
Fair value of plan assets	13.9	15.7
Other Investment
Fair value of plan assets	$ 9.5	$ 7.4